Fair Value of Assets Measeured on Recurring and Nonrecurring Basis (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Debt Securities	$ 118,158	$ 98,079	$ 103,491
Available-for-sale Securities, Equity Securities	375	1,571	1,141
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	1,249	1,262	0
Available-for-sale Securities	119,782	100,912	104,632
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities	13,313	11,414	14,504
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities	104,794	88,002	90,128
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities	1,675	1,496	0
Fixed Income Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Debt Securities		98,079
Fixed Income Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Debt Securities	12,938	9,843	13,363
Fixed Income Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Debt Securities	104,794	88,002	90,128
Fixed Income Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Debt Securities	426	234	0
Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Equity Securities		1,571
Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Equity Securities	375	1,571	1,141
Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Equity Securities	0	0	0
Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Equity Securities	0	0	0
Equity Method Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures		1,262
Equity Method Investments [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	0	0
Equity Method Investments [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	0	0
Equity Method Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	$ 1,249	$ 1,262